Description of Business (Details) - Schedule of net revenues, loss from operations and net loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Revenues Loss from Operations and Net Loss [Abstract]
Net revenues	$ 18,636	$ 8,864	$ 51,841	$ 19,683
Loss from operations	(807)	(2,184)	(1,531)	(1,883)
Net loss	$ (345)	$ (1,572)	$ (541)	$ (526)